UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06173

UBS Municipal Money Market Series

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

1285 Avenue of the Americas

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2010

Item 1. Schedule of Investments

UBS RMA New Jersey Municipal Money Fund

Schedule of investments – March 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—88.73%
New Jersey Building Authority Building Revenue,
Subseries A-1,
0.250%, VRD	6,690,000	6,690,000
Subseries A-2,
0.250%, VRD	3,000,000	3,000,000
Subseries A-3,
0.250%, VRD	1,415,000	1,415,000
Subseries A-4,
0.250%, VRD	6,495,000	6,495,000
New Jersey Economic Development Authority Economic Development Revenue (Diocese of Metuchen Project),
0.270%, VRD	7,400,000	7,400,000
New Jersey Economic Development Authority Economic Development Revenue (Duke Farms Foundation Project),
Series A,
0.360%, VRD	9,700,000	9,700,000
New Jersey Economic Development Authority Gas Facilities Revenue Refunding (Pivotal),
0.260%, VRD	12,400,000	12,400,000
New Jersey Economic Development Authority Industrial Development Revenue (Pennwell Holdings LLC Project),
0.450%, VRD	1,780,000	1,780,000
New Jersey Economic Development Authority Natural Gas Facilities Revenue (South Jersey),
0.330%, VRD(1)	8,200,000	8,200,000
New Jersey Economic Development Authority Pollution Control Revenue Refunding (ExxonMobil Project),
0.220%, VRD	7,100,000	7,100,000
New Jersey Economic Development Authority Revenue (Bancroft Neurohealth Project),
0.290%, VRD	3,435,000	3,435,000
New Jersey Economic Development Authority Revenue (Community Options, Inc. Project),
0.380%, VRD	3,655,000	3,655,000
New Jersey Economic Development Authority Revenue (Cooper Health System Project),
Series A,
0.270%, VRD	3,200,000	3,200,000
New Jersey Economic Development Authority Revenue (CPC Behavioral Healthcare),
Series A,
0.380%, VRD	2,765,000	2,765,000
New Jersey Economic Development Authority Revenue (Lawrenceville School Project),
0.360%, VRD	5,200,000	5,200,000
Series B,
0.270%, VRD	2,200,000	2,200,000
New Jersey Economic Development Authority Revenue (Oak Hill Academy Project),
0.380%, VRD	1,630,000	1,630,000
New Jersey Economic Development Authority Revenue (Peddie School Project),
0.260%, VRD	4,800,000	4,800,000

UBS RMA New Jersey Municipal Money Fund

Schedule of investments – March 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
New Jersey Economic Development Authority Revenue (Presbyterian Homes Assisted),
Series B,
0.270%, VRD	2,200,000	2,200,000
New Jersey Economic Development Authority Revenue Refunding (Cranes Mill Project),
Series B,
0.290%, VRD	4,800,000	4,800,000
New Jersey Economic Development Authority Revenue Refunding (First Mortgage Franciscan),
0.230%, VRD	3,700,000	3,700,000
New Jersey Economic Development Authority Revenue (Republic Services, Inc. Project),
0.300%, VRD(1)	2,910,000	2,910,000
New Jersey Economic Development Authority Revenue (Thermal Energy Limited Partnership),
0.300%, VRD(1)	1,000,000	1,000,000
New Jersey Economic Development Authority Revenue (Young Mens Christian Association),
0.380%, VRD	1,150,000	1,150,000
New Jersey Economic Development Authority School Revenue (Facilities Construction),
Subseries R-1,
0.300%, VRD	2,120,000	2,120,000
Subseries R-2,
0.250%, VRD	5,100,000	5,100,000
Subseries R-3,
0.280%, VRD	7,900,000	7,900,000
New Jersey Economic Development Authority Speciality Facilities Revenue (Port Newark Container LLC),
0.290%, VRD(1)	5,000,000	5,000,000
New Jersey Educational Facilities Authority Revenue (Centenary College),
Series A,
0.290%, VRD	3,535,000	3,535,000
New Jersey Health Care Facilities Authority (St. Peter’s Hospital),
Series B,
0.250%, VRD	1,800,000	1,800,000
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.),
Series B,
0.260%, VRD	12,700,000	12,700,000
New Jersey Health Care Facilities Financing Authority Revenue (Computer Program),
Subseries A-6,
0.300%, VRD	3,675,000	3,675,000
New Jersey Health Care Facilities Financing Authority Revenue (Recovery Management System, Inc.),
0.290%, VRD	1,220,000	1,220,000
New Jersey Health Care Facilities Financing Authority Revenue,
Series A3,
0.300%, VRD	2,300,000	2,300,000
New Jersey Health Care Facilities Financing Authority Revenue (Somerset Medical Center),
0.270%, VRD	5,585,000	5,585,000

UBS RMA New Jersey Municipal Money Fund

Schedule of investments – March 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health),
Series B,
0.270%, VRD	2,250,000	2,250,000
Series C,
0.350%, VRD	500,000	500,000
New Jersey Health Care Facilities Financing Authority Revenue (Wiley Mission Project),
0.290%, VRD	1,700,000	1,700,000
New Jersey State Turnpike Authority Turnpike Revenue,
Series B,
0.260%, VRD	12,800,000	12,800,000
Series C,
0.270%, VRD	4,800,000	4,800,000
Series D,
0.260%, VRD	200,000	200,000
Burlington County Bridge Community Revenue (Lutheran Home Project),
Series A,
0.290%, VRD	2,220,000	2,220,000
California Housing Finance Agency Revenue (Home Mortgage),
Series H,
0.260%, VRD(1)	3,110,000	3,110,000
Camden County Improvement Authority Revenue (Senior Redevelopment - Harvest Village Project),
Series A,
0.310%, VRD	6,960,000	6,960,000
Chester Township Bond Anticipation Notes,
1.250%, due 02/25/11	1,500,000	1,509,846
Colts Neck Township Bond Anticipation Notes,
2.000%, due 08/18/10	1,500,000	1,503,380
Delaware River Joint Toll Bridge Commission Bridge Revenue,
Series B-1,
0.330%, VRD	6,840,000	6,840,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding,
Series B,
0.270%, VRD	1,345,000	1,345,000
Series C,
0.280%, VRD	3,500,000	3,500,000
Englewood Cliffs Bond Anticipation Notes,
2.500%, due 05/07/10	1,595,000	1,597,494
Essex County Improvement Authority Revenue (The Childrens Institute Project),
0.380%, VRD	1,465,000	1,465,000
Hopatcong Borough Bond Anticipation Notes,
2.500%, due 09/17/10	700,000	703,513
Mendham Township Bond Anticipation Notes,
1.500%, due 12/09/10	1,080,150	1,086,817
Mercer County Improvement Authority Revenue Refunding (Atlantic Foundation Project),
0.270%, VRD	1,145,000	1,145,000
Michigan State Housing Development Authority,
Series D,
0.290%, VRD	6,100,000	6,100,000

UBS RMA New Jersey Municipal Money Fund

Schedule of investments – March 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(concluded)
Morristown Bond Anticipation Notes,
1.500%, due 10/21/10	1,100,000	1,104,561
New York City, Subseries L-4,
0.280%, VRD	550,000	550,000
Port Authority of New York & New Jersey (JP Morgan PUTTERs, Series 3090),
0.380%, VRD(1)(2)(3)	3,335,000	3,335,000
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue,
Series A,
0.310%, VRD	2,000,000	2,000,000
Puerto Rico Commonwealth Refunding (Public Improvement),
Series B,
0.240%, VRD	5,500,000	5,500,000
Rutgers State University Refunding,
Series A,
0.270%, VRD	1,300,000	1,300,000
Rutgers State University,
Series G,
0.340%, VRD	13,500,000	13,500,000
San Diego County Certificates of Participation (San Diego Foundation),
0.270%, VRD	1,165,000	1,165,000
Shelby County Lease Revenue,
Series A,
0.290%, VRD	5,000	5,000
South Orange Village Township Bond Anticipation Notes,
1.750%, due 09/09/10	1,700,000	1,705,562
Union County Industrial Pollution Control Financing Authority Pollution Control Revenue Refunding (ExxonMobil Project),
0.220%, VRD	7,700,000	7,700,000
University of Texas University Revenues (Financing Systems),
Series B,
0.220%, VRD	2,300,000	2,300,000
Upper Saddle River Bond Anticipation Notes,
1.250%, due 02/25/11	1,500,000	1,510,798
Valdez Marine Terminal Revenue Refunding (BP Pipelines, Inc. Project),
0.320%, VRD	1,000,000	1,000,000
Series B,
0.300%, VRD	3,200,000	3,200,000

Total municipal bonds and notes (cost—$264,971,971)		264,971,971

Tax-exempt commercial paper—10.72%
Columbia University,
0.200%, due 05/05/10	8,580,000	8,580,000
Exelon Corp.,
0.200%, due 04/05/10	4,000,000	4,000,000
New Jersey Economic Development Authority (Chambers Cogen),
0.320%, due 04/06/10	6,600,000	6,600,000
New Jersey Economic Development Authority (Keystone Energy Service Co.),
0.280%, due 05/04/10	10,000,000	10,000,000

UBS RMA New Jersey Municipal Money Fund

Schedule of investments – March 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Tax-exempt commercial paper—(concluded)
Princeton University,
0.220%, due 06/01/10	2,830,000	2,830,000

Total tax-exempt commercial paper (cost—$32,010,000)		32,010,000

Total investments (cost—$296,981,971 which approximates cost for federal income tax purposes)[4]—99.45%		296,981,971

Other assets in excess of liabilities—0.55%		1,641,861

Net assets (applicable to 298,617,061 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		298,623,832

(1)	Securities subject to Alternative Minimum Tax.
(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which represent 1.12% of net assets as of March 31, 2010, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

(4)

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

U.S. generally accepted accounting principles require disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical investments.

Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 - Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund’s investments.

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	264,971,971	—	264,971,971
Tax-exempt commercial paper	—	32,010,000	—	32,010,000

Total	—	296,981,971	—	296,981,971

PUTTERs	Puttable Tax-Exempt Receipts

VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of March 31, 2010 and reset periodically.

Weighted average maturity—12 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated December 31, 2009.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Municipal Money Market Series

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: May 28, 2010

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date: May 28, 2010